                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                                 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [_]; Amendment Number:
                                               -------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Burgundy Asset Management Ltd
Address: 181 Bay Street, Suite 4510
         Bay Wellington Tower
         Toronto, Ontario M5J 2T3

Form 13F File Number: 28-11129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James Meadows
Title: Vice President
Phone: (416) 868-3570

Signature, Place, and Date of Signing:


/s/ James Meadows                  Toronto, Ontario Canada   November 12, 2008
--------------------------------   -----------------------   -----------------
[Signature]                             [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:[If there are no entries in this list, omit this section.]

Form 13F File Number         Name
28-__________________        ________________________________________________
[Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 89

Form 13F Information Table Value Total:  1,960,155
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                           FORM 13F INFORMATION TABLE

                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                     TITLE OF CLASS    CUSIP     (x$1000)  PRNT AMT PRN CALL  DECISION  MANAGERS   SOLE    SHARED NONE
--------------                     -------------- ----------- --------- --------- --- ---- ---------- -------- --------- ------ ----
3M Co.                                   COM      88579Y 10 1    68,971 1,009,683  SH         SOLE             1,009,683
Aflac Inc.                               COM      001055 10 2    28,980   493,278  SH         SOLE               493,278
Altria Group Inc.                        COM      02209S 10 3    25,434 1,281,967  SH         SOLE             1,281,967
AmerisourceBergen Corp                   COM      03073E 10 5    33,046   877,724  SH         SOLE               877,724
Ares Capital Corp.                       COM      04010L 10 3    23,769 2,278,903  SH         SOLE             2,278,903
Arthur J. Gallagher & Co.                COM      363576 10 9    27,310 1,064,286  SH         SOLE             1,064,286
Asbury Automotive Group Inc.             COM      043436 10 4    22,709 1,971,284  SH         SOLE             1,971,284
Automatic Data Processing, Inc.          COM      053015 10 3    17,469   408,634  SH         SOLE               408,634
AutoNation Inc.                          COM      05329W 10 2     6,940   617,453  SH         SOLE               617,453
Bare Escentuals Inc.                     COM      067511 10 5    27,839 2,561,111  SH         SOLE             2,561,111
Berkshire Hathaway Inc.                  CL A     084670 10 8    33,042       253  SH         SOLE                   253
Berkshire Hathaway Inc.                  CL B     084670 20 7     1,604       365  SH         SOLE                   365
Brown & Brown Inc.                       COM      115236 10 1    47,500 2,197,018  SH         SOLE             2,197,018
Cintas Corp.                             COM      172908 10 5     3,776   131,524  SH         SOLE               131,524
Cohen & Steers Inc.                      COM      19247A 10 0    18,979   669,936  SH         SOLE               669,936
Corporate Executive Board Co.            COM      21988R 10 2    21,940   702,067  SH         SOLE               702,067
DealerTrack Holdings Inc.                COM      242309 10 2    27,311 1,621,813  SH         SOLE             1,621,813
Dollar Financial Corp.                   COM      256664 10 3    21,295 1,383,690  SH         SOLE             1,383,690
EchoStar Corp.                           CL A     278768 10 6    25,497 1,057,987  SH         SOLE             1,057,987
Emerson Electric Co.                     COM      291011 10 4    23,834   584,300  SH         SOLE               584,300
Entravision Communications Corp.         CL A     29382R 10 7     1,332   495,121  SH         SOLE               495,121
Equifax Inc.                             COM      294429 10 5    44,319 1,286,487  SH         SOLE             1,286,487
Expedia Inc.                             COM      30212P 10 5     6,698   443,288  SH         SOLE               443,288
FedEx Corp.                              COM      31428X 10 6    17,112   216,497  SH         SOLE               216,497
Fidelity National Information
Services Inc.                            COM      31620M 10 6     1,786    96,730  SH         SOLE                96,730
First Advantage Corp.                    CL A     31845F 10 0       141    10,000  SH         SOLE                10,000
Franklin Resources, Inc.                 COM      354613 10 1       291     3,300  SH         SOLE                 3,300
Gladstone Investment Corp.               COM      376546 10 7    14,702 2,136,959  SH         SOLE             2,136,959
Graco Inc.                               COM      384109 10 4    15,074   423,303  SH         SOLE               423,303
Greenfield Online Inc.                   COM      395150 10 5    28,445 1,634,774  SH         SOLE             1,634,774
Grubb & Ellis Co.                        COM      400095 20 4     2,278   843,527  SH         SOLE               843,527
H&R Block Inc.                           COM      093671 10 5    81,258 3,571,792  SH         SOLE             3,571,792
HCC Insurance Holdings Inc.              COM      404132 10 2    47,768 1,769,197  SH         SOLE             1,769,197
Hercules Offshore Inc.                   COM      427093 10 9     7,495   494,375  SH         SOLE               494,375
Herman Miller, Inc.                      COM      600544 10 0    16,926   691,700  SH         SOLE               691,700
IAC/InterActiveCorp                      COM      44919P 50 8     1,560    90,169  SH         SOLE                90,169
Infogroup Inc.                           COM      45670G 10 8    18,602 2,814,174  SH         SOLE             2,814,174
Intel Corp.                              COM      458140 10 0    16,053   857,067  SH         SOLE               857,067
Interactive Data Corp.                   COM      45840J 10 7    36,058 1,429,747  SH         SOLE             1,429,747
International Speedway Corp.             CL A     460335 20 1    34,967   898,661  SH         SOLE               898,661
Interval Leisure Group Inc.              COM      46113M 10 8       435    41,825  SH         SOLE                41,825
IVCI CORP                                CL B     450704 10 1         -    10,000  SH         SOLE                10,000
Jackson Hewitt Tax Service Inc.          COM      468202 10 6    22,901 1,492,865  SH         SOLE             1,492,865
Johnson & Johnson                        COM      478160 10 4    80,039 1,155,297  SH         SOLE             1,155,297
Jupitermedia Corp.                       COM      48207D 10 1     3,563 3,071,614  SH         SOLE             3,071,614
Kayne Anderson Energy Development
Co.                                      COM      48660Q 10 2    15,465   913,462  SH         SOLE               913,462
Laboratory Corporation of America
Holdings                                 COM      50540R 40 9     6,377    91,762  SH         SOLE                91,762
LECG Corp.                               COM      523234 10 2     4,400   545,204  SH         SOLE               545,204
Lender Processing Services Inc.          COM      52602E 10 2    32,518 1,065,474  SH         SOLE             1,065,474
Liberty Media Corp. - Interactive        CL A     53071M 10 4    19,793 1,533,189  SH         SOLE             1,533,189
Lockheed Martin Corp.                    COM      539830 10 9    21,834   199,086  SH         SOLE               199,086
Lorillard Inc.                           COM      544147 10 1    70,849   995,771  SH         SOLE               995,771
M&T Bank Corp.                           COM      55261F 10 4       589     6,600  SH         SOLE                 6,600
MarketAxess Holdings Inc.                COM      57060D 10 8    23,159 2,869,739  SH         SOLE             2,869,739
McDonald's Corp.                         COM      580135 10 1    26,819   434,669  SH         SOLE               434,669
Merck & Co., Inc.                        COM      589331 10 7     1,774    56,205  SH         SOLE                56,205
Microsoft Corp.                          COM      594918 10 4    67,391 2,524,969  SH         SOLE             2,524,969
Moody's Corp.                            COM      615369 10 5     5,144   151,300  SH         SOLE               151,300
Move Inc.                                COM      62458M 10 8    16,764 7,907,326  SH         SOLE             7,907,326
NBTY Inc.                                COM      628782 10 4    15,597   528,342  SH         SOLE               528,342
NGP Capital Resources Co.                COM      62912R 10 7    15,666 1,075,256  SH         SOLE             1,075,256
Nike, Inc.                               CL B     654106 10 3    26,003   388,682  SH         SOLE               388,682
Nutraceutical International Corp.        COM      67060Y 10 1    10,903   986,656  SH         SOLE               986,656
Omnicom Group Inc.                       COM      681919 10 6    73,312 1,901,250  SH         SOLE             1,901,250
Patterson-UTI Energy Inc.                COM      703481 10 1     5,556   277,500  SH         SOLE               277,500
Pfizer Inc.                              COM      717081 10 3       369    20,000  SH         SOLE                20,000
Philip Morris International Inc.         COM      718172 10 9    23,004   478,249  SH         SOLE               478,249
Phillips-Van Heusen Corp.                COM      718592 10 8    25,580   674,750  SH         SOLE               674,750
Prestige Brands Holdings Inc.            COM      74112D 10 1     9,053 1,019,460  SH         SOLE             1,019,460
Procter & Gamble Co.                     COM      742718 10 9    26,033   373,560  SH         SOLE               373,560
Quest Diagnostics Inc.                   COM      74834L 10 0    29,622   573,291  SH         SOLE               573,291
Regis Corp.                              COM      758932 10 7    19,454   707,409  SH         SOLE               707,409
Saga Communications Inc.                 COM      786598 10 2       378    66,400  SH         SOLE                66,400
School Specialty Inc.                    COM      807863 10 5    24,374   781,463  SH         SOLE               781,463
Sherwin-Williams Co.                     COM      824348 10 6    26,620   465,707  SH         SOLE               465,707
Skechers USA Inc.                        CL A     830566 10 5    28,212 1,676,276  SH         SOLE             1,676,276
Steven Madden Ltd.                       COM      556269 10 8     7,945   320,621  SH         SOLE               320,621
Stratasys Inc.                           COM      862685 10 4     4,246   243,065  SH         SOLE               243,065
TCF Financial Corp.                      COM      872275 10 2    21,716 1,206,457  SH         SOLE             1,206,457
Tempur-Pedic International Inc.          COM      88023U 10 1    11,068   941,166  SH         SOLE               941,166
TFS Financial Corp.                      COM      87240R 10 7    29,656 2,368,680  SH         SOLE             2,368,680
The McGraw-Hill Companies, Inc.          COM      580645 10 9    59,823 1,892,537  SH         SOLE             1,892,537
Tim Hortons Inc.                         COM      88706M 10 3    68,284 2,304,568  SH         SOLE             2,304,568
United Technologies Corp.                COM      913017 10 9    37,303   621,090  SH         SOLE               621,090
US Gold Corp.                            COM      912023 20 7        13    10,000  SH         SOLE                10,000
Viacom Inc.                              CL A     92553P 10 2       433    17,400  SH         SOLE                17,400
W.W. Grainger Inc.                       COM      384802 10 4     3,263    37,523  SH         SOLE                37,523
Wal-Mart Stores Inc.                     COM      931142 10 3       299     5,000  SH         SOLE                 5,000
Walt Disney Co.                          COM      254687 10 6    36,446 1,187,566  SH         SOLE             1,187,566

                                                  Total       1,960,155                               Count           89